Subsequent events	12 Months Ended
Jun. 30, 2020
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Subsequent events
34    Subsequent events
On 18 August 2020, the Group announced that, as part of its ongoing review of its portfolio, it will pursue options to divest its interests in BMC, NSWEC and Cerrejon. Execution of these options, including demerger of an independent, listed company and trade sale opportunities, may take time and, as such, the Group is not able to estimate the financial effect of any future transaction and these assets have not been classified as held for sale as at 30 June 2020.
On the same day, the Group also announced that it will continue to optimise its petroleum portfolio through the exit of later life assets, including an intended exit from Bass Strait, and farm-downs of the longer dated options. Execution of these options may take time and, as such, the Group is not able to estimate the financial effect of any future transaction and these assets have not been classified as held for sale as at 30 June 2020.
Other than the matters outlined above, no matters or circumstances have arisen since the end of the financial year that have significantly affected, or may significantly affect, the operations, results of operations or state of affairs of the Group in subsequent accounting periods.